Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Prepaid research and development expenses	$18	$3,203
Other prepaid expenses	54	36
Total prepaid expenses and other current assets	$72	$3,239